Stockholders' Equity - Schedule of Weighted Average Assumptions Used in the Fair Value (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Expected term (years)	3 years 1 month 24 days	3 years 2 months 12 days
Risk-free interest rate	0.38%	2.00%
Expected volatility	134.00%	122.00%
Expected dividend yield	0.00%	0.00%